Summarized Financial Information of Subsidiaries	12 Months Ended
Dec. 31, 2018
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Summarized Financial Information of Subsidiaries

(9) Summarized Financial Information of Subsidiaries

Separate condensed consolidating financial information for Lamar Media, subsidiary guarantors and non-guarantor subsidiaries are presented below. Lamar Media and its subsidiary guarantors have fully and unconditionally guaranteed Lamar Media’s obligations with respect to its publicly issued notes. All guarantees are joint and several. As a result of these guarantee arrangements, we are required to present the following condensed consolidating financial information. The following condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements and notes. The condensed consolidating financial information is provided as an alternative to providing separate financial statements for guarantor subsidiaries. Separate financial statements of Lamar Media’s subsidiary guarantors are not included because the guarantees are full and unconditional and the subsidiary guarantors are 100% owned and jointly and severally liable for Lamar Media’s outstanding publicly issued notes. The accounts for all companies reflected herein are presented using the equity method of accounting for investments in subsidiaries.

Condensed Consolidating Balance Sheet as of December 31, 2018

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated

ASSETS
Total current assets	$4,653	$121,549	$236,967	$—	$363,169
Net property, plant and equipment	—	1,289,348	5,700	—	1,295,048
Intangibles and goodwill, net	—	2,804,915	19,304	—	2,824,219
Other assets	4,056,288	230,504	184,247	(4,425,589)	45,450
Total assets	$4,060,941	$4,446,316	$446,218	$(4,425,589)	$4,527,886
LIABILITIES AND STOCKHOLDER'S EQUITY
Current liabilities:
Current maturities of long-term debt	$29,086	$34	$175,000	$—	$204,120
Other current liabilities	27,067	204,103	14,578	—	245,748
Total current liabilities	56,153	204,137	189,578	—	449,868
Long-term debt	2,684,500	68	—	—	2,684,568
Other noncurrent liabilities	200,092	246,312	251,835	(424,985)	273,254
Total liabilities	2,940,745	450,517	441,413	(424,985)	3,407,690
Stockholders’ equity	1,120,196	3,995,799	4,805	(4,000,604)	1,120,196
Total liabilities and stockholders’ equity	$4,060,941	$4,446,316	$446,218	$(4,425,589)	$4,527,886

Condensed Consolidating Balance Sheet as of December 31, 2017

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated

ASSETS
Total current assets	$87,167	$293,536	$39,316	$—	$420,019
Net property, plant and equipment	—	1,193,705	20,433	—	1,214,138
Intangibles and goodwill, net	—	2,495,370	30,812	—	2,526,182
Other assets	3,707,352	10,571	7	(3,680,327)	37,603
Total assets	$3,794,519	$3,993,182	$90,568	$(3,680,327)	$4,197,942
LIABILITIES AND STOCKHOLDER'S EQUITY
Current liabilities:
Current maturities of long-term debt	$17,664	$—	$—	$—	$17,664
Other current liabilities	120,500	164,393	19,429	—	304,322
Total current liabilities	138,164	164,393	19,429	—	321,986
Long-term debt	2,539,026	—	—	—	2,539,026
Other noncurrent liabilities	26,231	218,900	61,587	(60,886)	245,832
Total liabilities	2,703,421	383,293	81,016	(60,886)	3,106,844
Stockholders’ equity	1,091,098	3,609,889	9,552	(3,619,441)	1,091,098
Total liabilities and stockholders’ equity	$3,794,519	$3,993,182	$90,568	$(3,680,327)	$4,197,942

Condensed Consolidating Statements of Income and Comprehensive Income for the Year Ended December 31, 2018

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$1,579,619	$50,352	$(2,749)	$1,627,222
Operating expenses
Direct advertising expenses (1)	—	537,269	27,307	(2,728)	561,848
General and administrative expenses (1)	—	280,874	8,554	—	289,428
Corporate expenses (1)	—	80,861	1,636	—	82,497
Depreciation and amortization	—	219,341	5,920	—	225,261
(Gain) loss on disposition of assets	—	(576)	7,809	—	7,233
	—	1,117,769	51,226	(2,728)	1,166,267
Operating income (loss)	—	461,850	(874)	(21)	460,955
Equity in (earnings) loss of subsidiaries	(450,791)	—	—	450,791	—
Interest expense (income), net	129,731	(99)	(413)	(21)	129,198
Other expenses	15,429	—	—	—	15,429
Income (loss) before income tax expense	305,631	461,949	(461)	(450,791)	316,328
Income tax expense (2)	—	7,879	2,818	—	10,697
Net income (loss)	$305,631	$454,070	$(3,279)	$(450,791)	$305,631

Statement of Comprehensive Income
Net income (loss)	$305,631	$454,070	$(3,279)	$(450,791)	$305,631
Total other comprehensive income, net of tax	—	—	(1,290)	—	(1,290)
Total comprehensive income (loss)	$305,631	$454,070	$(4,569)	$(450,791)	$304,341

(1) Caption is exclusive of depreciation and amortization.
(2) The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statements of Income and Comprehensive Income for the Year Ended December 31, 2017

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$1,494,275	$51,332	$(4,347)	$1,541,260
Operating expenses
Direct advertising expenses (1)	—	512,247	31,277	(2,644)	540,880
General and administrative expenses (1)	—	266,798	9,431	—	276,229
Corporate expenses (1)	—	60,830	1,132	—	61,962
Depreciation and amortization	—	201,424	9,680	—	211,104
(Gain) loss on disposition of assets	—	(5,704)	1,040	—	(4,664)
	—	1,035,595	52,560	(2,644)	1,085,511
Operating income (loss)	—	458,680	(1,228)	(1,703)	455,749
Equity in (earnings) loss of subsidiaries	(446,520)	—	—	446,520	—
Interest expense (income), net	128,391	(5)	1,707	(1,703)	128,390
Other expenses	71	—	—	—	71
Income (loss) before income tax expense	318,058	458,685	(2,935)	(446,520)	327,288
Income tax expense (2)	—	7,069	2,161	—	9,230
Net income (loss)	$318,058	$451,616	$(5,096)	$(446,520)	$318,058

Statement of Comprehensive Income
Net income (loss)	$318,058	$451,616	$(5,096)	$(446,520)	$318,058
Total other comprehensive income, net of tax	—	—	1,926	—	1,926
Total comprehensive income (loss)	$318,058	$451,616	$(3,170)	$(446,520)	$319,984

(1) Caption is exclusive of depreciation and amortization.
(2) The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statements of Income and Comprehensive Income for the Year Ended December 31, 2016

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$1,450,997	$53,190	$(3,893)	$1,500,294
Operating expenses
Direct advertising expenses (1)	—	497,011	31,197	(2,611)	525,597
General and administrative expenses (1)	—	259,152	10,271	—	269,423
Corporate expenses (1)	—	74,587	1,407	—	75,994
Depreciation and amortization	—	197,117	7,841	—	204,958
(Gain) loss on disposition of assets	—	(15,365)	270	—	(15,095)
	—	1,012,502	50,986	(2,611)	1,060,877
Operating income (loss)	—	438,495	2,204	(1,282)	439,417
Equity in (earnings) loss of subsidiaries	(426,053)	—	—	426,053	—
Interest expense (income), net	123,674	(6)	1,296	(1,282)	123,682
Other expenses	3,198	—	—	—	3,198
Income (loss) before income tax expense	299,181	438,501	908	(426,053)	312,537
Income tax expense (2)	—	11,258	2,098	—	13,356
Net income (loss)	$299,181	$427,243	$(1,190)	$(426,053)	$299,181

Statement of Comprehensive Income
Net income (loss)	$299,181	$427,243	$(1,190)	$(426,053)	$299,181
Total other comprehensive income, net of tax	—	—	554	—	554
Total comprehensive income (loss)	$299,181	$427,243	$(636)	$(426,053)	$299,735

(1) Caption is exclusive of depreciation and amortization.
(2) The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2018

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated

Cash flows from operating activities:
Net cash provided by (used in) operating activities	$430,896	$689,718	$(17,143)	$(566,386)	$537,085
Cash flows from investing activities:
Acquisitions	—	(477,389)	—	—	(477,389)
Capital expenditures	—	(113,259)	(4,379)	—	(117,638)
Proceeds from disposition of assets and investments	—	3,839	2,809	—	6,648
Proceeds received from insurance claims	—	—	4,222	—	4,222
Investment in subsidiaries	(498,226)	—	—	498,226	—
Decrease in intercompany notes receivable	30,034	—	—	(30,034)	—
Decrease in notes receivable	9	—	—	—	9
Net cash (used in) provided by investing activities	(468,183)	(586,809)	2,652	468,192	(584,148)
Cash flows from financing activities:
Proceeds received from revolving credit facility	563,000	—	—	—	563,000
Payment on revolving credit facility	(481,000)	—	—	—	(481,000)
Principal payments on long-term debt	(27,297)	(31)	—	—	(27,328)
Proceeds received from senior credit facility term loans	599,250	—	—	—	599,250
Proceeds received from receivable financing agreement	—	—	175,000	—	175,000
Debt issuance costs	(7,616)	—	—	—	(7,616)
Redemption on senior subordinated notes	(509,790)	—	—	—	(509,790)
Intercompany loan proceeds (payments)	175,000	(24,688)	(180,346)	30,034	—
Distributions to non-controlling interest	—	—	(541)	—	(541)
Contributions from (to) parent	89,967	498,226	—	(498,226)	89,967
Dividends (to) from parent	(446,744)	(566,386)	—	566,386	(446,744)
Net cash (used in) provided by financing activities	(45,230)	(92,879)	(5,887)	98,194	(45,802)
Effect of exchange rate changes in cash and cash equivalents	—	—	(1,112)	—	(1,112)
Net increase in cash and cash equivalents	(82,517)	10,030	(21,490)	—	(93,977)
Cash and cash equivalents at beginning of period	86,546	1,625	26,800	—	114,971
Cash and cash equivalents at end of period	$4,029	$11,655	$5,310	$—	$20,994

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2017

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated

Cash flows from operating activities:
Net cash provided by (used in) operating activities	$383,370	$602,504	$2,174	$(503,808)	$484,240
Cash flows from investing activities:
Acquisitions	3,750	(298,901)	(2,154)	—	(297,305)
Capital expenditures	—	(104,325)	(5,004)	—	(109,329)
Proceeds from disposition of assets and investments	—	6,053	—	—	6,053
Investment in subsidiaries	(301,055)	—	—	301,055	—
(Increase) decrease in intercompany notes receivable	(7,624)	—	—	7,624	—
Decrease in notes receivable	515	—	—	—	515
Net cash (used in) provided by investing activities	(304,414)	(397,173)	(7,158)	308,679	(400,066)
Cash flows from financing activities:
Principal payments on long-term debt	(16,993)	—	—	—	(16,993)
Payment on revolving credit facility	(477,000)	—	—	—	(477,000)
Proceeds received from revolving credit facility	495,000	—	—	—	495,000
Payment on senior credit facility	(247,500)	—	—	—	(247,500)
Proceeds received from senior credit facility	450,000	—	—	—	450,000
Debt issuance costs	(4,941)	—	—	—	(4,941)
Intercompany loan proceeds (payments)	—	—	7,624	(7,624)	—
Distributions to non-controlling interest	—	—	(693)	—	(693)
Contributions from (to) parent	49,187	298,901	2,154	(301,055)	49,187
Dividends (to) from parent	(252,925)	(503,808)	—	503,808	(252,925)
Net cash (used in) provided by financing activities	(5,172)	(204,907)	9,085	195,129	(5,865)
Effect of exchange rate changes in cash and cash equivalents	—	—	1,632	—	1,632
Net increase in cash and cash equivalents	73,784	424	5,733	—	79,941
Cash and cash equivalents at beginning of period	12,762	1,201	21,067	—	35,030
Cash and cash equivalents at end of period	$86,546	$1,625	$26,800	$—	$114,971

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2016

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated

Cash flows from operating activities:
Net cash provided by (used in) operating activities	$394,215	$597,948	$7,526	$(504,423)	$495,266
Cash flows from investing activities:
Acquisitions	—	(585,054)	—	—	(585,054)
Capital expenditures	—	(104,440)	(3,172)	—	(107,612)
Proceeds from disposition of assets and investments	—	11,662	—	—	11,662
Investment in subsidiaries	(585,054)	—	—	585,054	—
(Increase) decrease in intercompany notes receivable	(260)	—	—	260	—
Decrease in notes receivable	21	—	—	—	21
Net cash (used in) provided by investing activities	(585,293)	(677,832)	(3,172)	585,314	(680,983)
Cash flows from financing activities:
Principal payments on long-term debt	(21,118)	—	—	—	(21,118)
Payment on revolving credit facility	(403,000)	—	—	—	(403,000)
Proceeds received from revolving credit facility	483,000	—	—	—	483,000
Proceeds received from note offering	400,000	—	—	—	400,000
Payment on senior credit facility	(300,000)	—	—	—	(300,000)
Proceeds received from senior credit facility	300,000	—	—	—	300,000
Debt issuance costs	(9,467)	—	—	—	(9,467)
Intercompany loan proceeds (payments)	—	—	260	(260)	—
Distributions to non-controlling interest	—	—	(420)	—	(420)
Contributions from (to) parent	49,274	585,054	—	(585,054)	49,274
Dividends (to) from parent	(299,804)	(504,423)	—	504,423	(299,804)
Net cash provided by (used in) financing activities	198,885	80,631	(160)	(80,891)	198,465
Effect of exchange rate changes in cash and cash equivalents	—	—	455	—	455
Net increase in cash and cash equivalents	7,807	747	4,649	—	13,203
Cash and cash equivalents at beginning of period	4,955	454	16,418	—	21,827
Cash and cash equivalents at end of period	$12,762	$1,201	$21,067	$—	$35,030